Warrants	9 Months Ended
Jul. 31, 2024
Warrants [Abstract]
Warrants
7.	Warrants

The following table summarizes the changes in the Company’s warrants:

	Number of warrants	Historic weighted average exercise price per warrant shares

Balance, October 31, 2022	19,763	576.66

Issuance of underwriter warrants	1,923	243.75
Issuance of April 2023 warrants (*)	4,505,718	5.124
Issuance of September 2023 warrants (**)	7,500,000	9.00
Issuance of XYLO warrants	75	1,297.67
Expiration of warrants	(11,430)	922.98
Exercise of warrants	(784,584)	5.124

Balance, October 31, 2023	11,231,465	$7.90
Number of shares to be issued from the exercise of these warrants	826,781

Balance, October 31, 2023	11,231,465	$7.90
Issuance of January 2024 warrants (Note 5c)	1,500,000	1.60
Exercise of warrants	(8,148,955)	2.69
Expiration of warrants	(8,333)	98.43
Balance, July 31, 2024	4,574,177	$1.56
Number of shares to be issued from the exercise of these warrants	2,618,903

(*)	These warrants convert into 584,545 shares.

(**)	These warrants convert into 700,880 shares.

As of July 31, 2024, the following warrants were outstanding:

Number of warrants outstanding	Number of shares to be issued from the exercise of warrants (warrant shares)	Exercise price per warrant shares		Exercise price per warrant shares (USD)	Expiry date

1,923	1,923	C$	336.59	$243.75	November 17, 2027
807,669	584,545		$1.077	$1.077	April 5, 2028
75	75	C$	1,800	$1,303.49	November 23, 2024
2,433,030	700,880		$1.077	$1.077	September 17, 2028
1,331,480	1,331,480		$1.60	$1.60	January 15, 2029
4,574,177	2,618,903